Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Fair Value of Financial Assets [Abstract]
Schedule of fair value measurements of assets
Fair value hierarchy classifications of the financial assets that are measured at fair value disclosed in fair value as of December 31, 2024, and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss	$—	$—	$417	$417

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss	$—	$—	$1,285	$1,285

	January 1, 2023
	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss	$—	$—	$1,392	$1,392
Financial assets at fair value through profit or loss as of December 31, 2024, and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024		December 31, 2023		January 1, 2023
	Current	Non-current	Current	Non-current	Current	Non-current
Equity funds	$—	$417	$—	$1,285	$—	$1,392